Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	AVINTIV Specialty Materials Inc.
Entity Central Index Key	0000927417
Entity Filer Category	Non-accelerated Filer
Document Type	S-4/A
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Amendment Description	To update the S-4 with current period financial statements.